Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of other receivables [Table Text Block]
	December 31,
	2014	2013
Research and development tax credit receivable from the French State	510	561
Research and development subsidies receivable from the French State	318	494
Value-added taxes receivable	210	294
Other receivables from Government and public authorities	125	88
Others	36	60
Total	1,200	1,497